                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03326

                Morgan Stanley U.S. Government Money Market Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: January 31, 2008

Date of reporting period: July 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Government Money Market Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended July 31, 2007

MARKET CONDITIONS

Economic growth as measured by U.S. gross domestic product (GDP) remained modest throughout the six-month reporting period. In the first calendar quarter, GDP advanced by just 0.6 percent after having posted growth rates of 2.0 percent and
2.5 percent for the third and fourth quarters of 2006, respectively. In May and early June, however, the Institute for Supply Management (ISM) manufacturing and non-manufacturing indexes rose sharply to levels well above those that indicate expansion. This sign of renewed economic momentum caused money market interest rates in the six-month portion of the yield curve to increase and the slope of the short-end of the curve to become positively sloped. However, much publicized troubles at two large mortgage-related hedge funds in mid-June caused longer-term money market rates to fall during the remainder of the reporting period.

During the fiscal period under review, the Federal Open Market Committee (the "Fed") left its federal funds target rate unchanged at 5.25 percent. Although the target rate has remained at this level for eight consecutive Fed meetings, the Fed's predominant policy concern remains that inflation will fail to moderate. Market expectations at the end of the reporting period are for rates to stay relatively stable.

PERFORMANCE ANALYSIS

As of July 31, 2007, Morgan Stanley U.S. Government Money Market Trust had net assets of approximately $707 million and an average portfolio maturity of 57 days. For the six-month period ended July 31, 2007, the Fund provided a total return of 2.30 percent. For the seven-day period ended July 31, 2007, the Fund provided an effective annualized yield of 4.70 percent and a current yield of
4.59 percent, while its 30-day moving average yield for July was 4.58 percent. Past performance is no guarantee of future results.

Our strategy in managing the portfolio remained consistent with its long-term focus on preservation of capital and liquidity. Prior to the start of the reporting period, our primary strategy consisted of focusing our investments in fixed-rate securities that matured or floating-rate notes that reset near upcoming Federal Open Market Committee meeting dates in order to capitalize on higher expected money market interest rates. However, as the months progressed and economic data became more mixed, we further diversified and extended the maturity structure of the portfolio. During the period of late May through early June, we took advantage of slightly higher yields in the six-month and longer portion of the curve in order to extend the weighted average maturity of the portfolio. In late May and late June, we also purchased many attractively priced offerings, as dealers were motivated to trim their balance sheets in advance of semiannual financial statement dates.

There is no guarantee that the strategy discussed above will continue or the securities discussed above will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   US Government Agencies                              86.5%
   Repurchase Agreements                               13.5

   MATURITY SCHEDULE
   1-30 Days                                           66.3%
   31-60 Days                                          10.0
   61-90 Days                                           2.5
   91-120 Days                                          1.5
   121+ Days                                           19.7

Data as of July 31, 2007. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM U.S. GOVERNMENT SECURITIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/07 - 07/31/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             02/01/07 -
                                                                     02/01/07            07/31/07             07/31/07
                                                                   -------------       -------------       ---------------
Actual (2.30% return).......................................         $1,000.00           $1,023.00              $3.76
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.08              $3.76

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.78%.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board noted that the Adviser did not manage any other proprietary funds with investment strategies substantially comparable to the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were acceptable given the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley U.S. Government Money Market Trust
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED)

                                                         ANNUALIZED
PRINCIPAL                                                   YIELD
AMOUNT IN                                                ON DATE OF         MATURITY
THOUSANDS                   DESCRIPTION                   PURCHASE            DATE             VALUE
--------------------------------------------------------------------------------------------------------
            U.S. Government Agency - Discount Notes (52.6%)
$ 14,554    Federal Farm Credit Banks..................  5.24 - 5.27%  08/14/07 - 11/21/07 $ 14,407,044
 337,000    Federal Home Loan Banks....................  5.09 - 5.19   08/01/07 - 02/19/08  336,928,858
  10,000    Federal Home Loan Mortgage Corp. ..........     5.20            12/31/07          9,787,791
  11,000    Federal National Mortgage Assoc. ..........  5.23 - 5.25   11/01/07 - 11/30/07   10,850,698
                                                                                           ------------
            Total U.S. Government Agency - Discount Notes (Cost $371,974,391)............   371,974,391
                                                                                           ------------
            U.S. Government Agency - Floating Rate Notes (15.9%)
  25,000    Federal Farm Credit Banks..................  5.25 - 5.27+  08/20/07 - 08/21/07*  25,007,978
  65,500    Federal Home Loan Banks....................  5.17 - 5.22+  08/14/07 - 09/20/07*  65,477,079
  21,500    Federal Home Loan Mortgage Corp. ..........    5.22+           09/17/07*         21,499,349
                                                                                           ------------
            Total U.S. Government Agency - Floating Rate Notes (Cost $111,984,406).......   111,984,406
                                                                                           ------------
            U.S. Government Agency - Debenture Bonds (19.8%)
 118,925    Federal Home Loan Banks....................  5.04 - 5.29   09/14/07 - 07/30/08  118,543,157
  14,912    Federal Home Loan Mortgage Corp. ..........  5.12 - 5.23   10/15/07 - 06/04/08   14,764,816
   6,444    Federal National Mortgage Assoc. ..........  5.22 - 5.23   09/07/07 - 06/09/08    6,416,793
                                                                                           ------------
            Total U.S. Government Agency - Debenture Bonds (Cost $139,724,766)...........   139,724,766
                                                                                           ------------
            Repurchase Agreements (13.8%)
  10,000    Bank of America Securities Inc. (dated
              07/12/07; proceeds $10,048,217) (a)......     5.26            08/14/07         10,000,000
  37,000    Barclays Capital Inc. (dated 07/31/07;
              proceeds $37,005,458) (b)................     5.31            08/01/07         37,000,000
  10,000    Barclays Capital Inc. (dated 07/03/07;
              proceeds $10,220,000) (c)................     5.28            11/30/07         10,000,000
  10,000    Deutsche Bank Securities, Inc. (dated
              02/14/07; proceeds $10,265,000) (d)......     5.30            08/13/07         10,000,000
  10,000    Deutsche Bank Securities, Inc. (dated
              05/23/07; proceeds $10,134,678) (d)......     5.27            08/23/07         10,000,000
  10,000    Goldman Sachs & Co. (dated 02/06/07;
              proceeds $10,265,969) (e)................     5.29            08/06/07         10,000,000
  10,000    Goldman Sachs & Co. (dated 02/21/07;
              proceeds $10,263,500) (f)................     5.27            08/20/07         10,000,000

                       See Notes to Financial Statements
 8

Morgan Stanley U.S. Government Money Market Trust
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

                                                         ANNUALIZED
PRINCIPAL                                                   YIELD
AMOUNT IN                                                ON DATE OF         MATURITY
THOUSANDS                   DESCRIPTION                   PURCHASE            DATE             VALUE
--------------------------------------------------------------------------------------------------------
$    583    The Bank of New York (dated 07/31/07;
              proceeds $583,542) (g)...................     5.19%           08/01/07       $    583,458
                                                                                           ------------

            Total Repurchase Agreements (Cost $97,583,458)..................                 97,583,458
                                                                                           ------------
            Total Investments (Cost $721,267,021) (h).......................   102.1%       721,267,021

            Liabilities in Excess of Other Assets...........................    (2.1)       (14,680,496)
                                                                               -----       ------------
            Net Assets......................................................   100.0%      $706,586,525
                                                                               =====       ============

---------------------

     +   Rates shown are rates in effect at July 31, 2007.
     *   Date of next interest rate reset.
    (a)  Collateralized by Federal National Mortgage Assoc. 5.00% due
         03/01/35 valued at $10,200,000.
    (b)  Collateralized by Federal National Mortgage Assoc. 5.50% due
         02/01/35 valued at $37,740,000.
    (c)  Collateralized by Federal National Mortgage Assoc. 6.00% due
         01/01/37 valued at $10,200,001.
    (d)  Collateralized by Federal Home Loan Mortgage Corp.
         5.00% - 5.50% due 06/01/33 - 05/01/37 valued at $20,400,000.
    (e)  Collateralized by Federal Home Loan Mortgage Corp. 5.50% due
         06/01/35 valued at $6,754,141 and Federal National Mortgage
         Assoc. 5.00% due 04/01/08 valued at $3,445,860.
    (f)  Collateralized by Federal National Mortgage Assoc. 5.00% due
         04/01/18 valued at $10,200,000.
    (g)  Collateralized by Federal National Mortgage Assoc. 5.50% due
         08/01/36 valued at $595,127.
    (h)  Cost is the same for federal income tax purposes.

                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2007 (unaudited)

Assets:
Investments in securities, at value
  (cost $721,267,021) (including repurchase agreements of
  $97,583,458)..............................................  $721,267,021
Cash........................................................        90,000
Receivable for:
    Interest................................................     3,325,815
    Shares of beneficial interest sold......................        73,797
Prepaid expenses and other assets...........................        61,631
                                                              ------------
    Total Assets............................................   724,818,264
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     9,867,571
    Shares of beneficial interest redeemed..................     7,811,358
    Investment advisory fee.................................       245,456
    Transfer agent fee......................................        61,907
    Distribution fee........................................        61,533
    Administration fee......................................        30,766
Accrued expenses and other payables.........................       153,148
                                                              ------------
    Total Liabilities.......................................    18,231,739
                                                              ------------
    Net Assets..............................................  $706,586,525
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $706,520,819
Accumulated undistributed net investment income.............        65,706
                                                              ------------
    Net Assets..............................................  $706,586,525
                                                              ============
Net Asset Value Per Share
706,585,731 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $1.00
                                                              ============

                       See Notes to Financial Statements
 10

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2007 (unaudited)

Net Investment Income:
Interest Income.............................................  $19,221,917
                                                              -----------
Expenses
Investment advisory fee.....................................    1,539,710
Transfer agent fees and expenses............................      552,758
Distribution fee............................................      361,227
Administration fee..........................................      180,613
Shareholder reports and notices.............................       84,426
Registration fees...........................................       32,927
Professional fees...........................................       28,228
Custodian fees..............................................       27,402
Trustees' fees and expenses.................................        8,003
Other.......................................................       27,625
                                                              -----------
    Total Expenses..........................................    2,842,919

Less: amounts waived/reimbursed.............................     (108,103)

Less: expense offset........................................       (8,221)
                                                              -----------
    Net Expenses............................................    2,726,595
                                                              -----------
    Net Investment Income...................................   16,495,322
    Net Realized Gain.......................................        1,722
                                                              -----------
Net Increase................................................  $16,497,044
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              JULY 31, 2007   JANUARY 31, 2007
                                                              -------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 16,495,322      $ 38,515,160
Net realized gain...........................................         1,722             1,052
                                                              ------------      ------------
    Net Increase............................................    16,497,044        38,516,212
                                                              ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................   (16,512,844)      (38,518,339)
Net realized gain...........................................        (1,722)           (1,052)
                                                              ------------      ------------
    Total Dividends and Distributions.......................   (16,514,566)      (38,519,391)
                                                              ------------      ------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (72,683,643)     (158,534,389)
                                                              ------------      ------------
    Net Decrease............................................   (72,701,165)     (158,537,568)
Net Assets:
Beginning of period.........................................   779,287,690       937,825,258
                                                              ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $65,706 and $83,228, respectively).......................  $706,586,525      $779,287,690
                                                              ============      ============

                       See Notes to Financial Statements
 12

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of July 31, 2007, this did not result in an impact to the Fund's financial statements.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

The Investment Adviser has voluntarily agreed to cap the Fund's operating expenses through June 30, 2008, by assuming the Fund's "other expenses" and/or waiving the Fund's investment advisory fees, and the Fund's Administrator has agreed to waive the administrative fees, to the extent such operating expenses exceed 0.75% of the average net assets of the Fund on an annualized basis.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 2007, the distribution fee was accrued at the annual rate of 0.10%.

Effective August 1, 2007, the Plan of Distribution was terminated and the Fund adopted a Shareholder Services Plan (the "Plan"). Pursuant to the Plan, the Fund may pay the Distributor as

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

compensation for the provision of services to shareholders a service fee up to the rate 0.15% on an annualized basis of the average daily net assets of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended July 31, 2007, aggregated $47,501,583,432 and $47,565,544,255, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended July 31, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,934. At July 31, 2007, the Fund had an accrued pension liability of $60,719 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              JULY 31, 2007   JANUARY 31, 2007
                                                              -------------   ----------------
                                                               (unaudited)

Shares sold.................................................   454,425,012      1,726,336,012
Shares issued in reinvestment of dividends and
  distributions.............................................    16,443,294         38,353,781
                                                              ------------     --------------
                                                               470,868,306      1,764,698,793
Shares redeemed.............................................  (543,551,949)    (1,923,224,182)
                                                              ------------     --------------
Net decrease................................................   (72,683,643)      (158,534,389)
                                                              ============     ==============

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                        FOR THE SIX                          FOR THE YEAR ENDED JANUARY 31,
                                        MONTH ENDED         ----------------------------------------------------------------
                                       JULY 31, 2007          2007          2006          2005          2004          2003
                                       -------------        ---------     ---------     ---------     ---------     --------
                                        (unaudited)
Selected Per Share Data:
Net asset value, beginning of
 period..............................        $1.00             $1.00         $1.00         $1.00         $1.00       $ 1.00
                                             -----             -----         -----         -----         -----       ------
Net investment income from investment
 operations..........................        0.023             0.044         0.027         0.008         0.004        0.011
Less dividends from net investment
 income..............................       (0.023)+          (0.044)+      (0.027)       (0.008)       (0.004)      (0.011)
                                             -----             -----         -----         -----         -----       ------
Net asset value, end of period.......        $1.00             $1.00         $1.00         $1.00         $1.00       $ 1.00
                                             =====             =====         =====         =====         =====       ======
Total Return.........................         2.30%(1)          4.49%         2.71%         0.78%         0.45%        1.06%
Ratios To Average Net Assets:
Total expenses (before expense
 offset).............................         0.75%(2)(3)       0.74%(3)      0.75%(3)      0.73%         0.71%(3)     0.74%(3)
Net investment income................         4.57%(2)(3)       4.36%(3)      2.62%(3)      0.74%         0.43%(3)     1.03%(3)
Supplemental Data:
Net assets, end of period, in
 millions............................         $707              $779          $938        $1,123        $1,269       $1,340

---------------------

     +   Includes capital gain distributions of less than $0.001.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  July 31, 2007              0.78%               4.54%
  January 31, 2007           0.80                4.30
  January 31, 2006           0.76                2.60
  January 31, 2004           0.71                0.43
  January 31, 2003           0.76                1.01

                                                                              17
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
U.S. Government Money Market Trust

Semiannual Report
July 31, 2007

[MORGAN STANLEY LOGO]

DWGSAN-IU07-03451P-Y07/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
September 20, 2007


                                        3